Consolidated Balance Sheets - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	€ 12,213,260	€ 29,794,856
Marketable securities	9,998,547
Prepaid expenses and other current assets	2,304,233	1,926,512
Total current assets	24,516,040	31,721,368
Non-current assets
Fixed assets, net	102,933	111,639
Total non-current assets	2,210,015	1,716,492
Total assets	26,726,055	33,437,860
Current liabilities
Other current liabilities	211,272	297,875
Total current liabilities	1,771,512	2,183,513
Non-current liabilities
Other non current liabilities	21,004	27,218
Retirement benefit obligation	129,449	88,963
Total long-term liabilities	150,453	116,181
Commitments and contingencies
Shareholders’ equity
Ordinary shares, no par value, 59,700,000 shares authorized and 18,216,858 shares issued and outstanding	67,019,158	66,603,725
Accumulated deficit	(42,215,068)	(35,465,559)
Total shareholders’ equity	24,804,090	31,138,166
Total liabilities and shareholders’ equity	26,726,055	33,437,860
Nonrelated Party [Member]
Non-current assets
Other non-current assets	2,103,732	1,601,503
Current liabilities
Accounts payable	349,274	1,042,054
Accrued expenses	448,365	202,389
Related Party [Member]
Non-current assets
Other non-current assets	3,350	3,350
Current liabilities
Accounts payable	130,220	151,988
Accrued expenses	€ 632,381	€ 489,207